Securities Purchase Agreement and Asset Purchase Transaction - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended
	Mar. 12, 2013	Mar. 31, 2013	Mar. 06, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011
Business Combination, Separately Recognized Transactions [Line Items]
Common stock, shares issued		10,720,903	3,765,230	5,289,007	3,347,996
Issuance price of initial shares		$ 0.0001	$ 4.35	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.01
Gross proceeds from issuance of common stock	$ 16,400,000	$ 16,400,000
Proceeds from issuance of common stock, net of commissions and other costs of offering	15,647,000	15,647,000
OPKO Health, Inc.
Business Combination, Separately Recognized Transactions [Line Items]
Common stock, issued	1,666,666
Development and commercialization charges	50,000,000
Fair value of assets acquired		$ 12,250,000